Consolidated Statements of Operations and Comprehensive Loss - Schedule of General and Administrative Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	€ 13,024,441	€ 12,628,756	€ 14,869,564
Employee benefits expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	6,339,421	5,392,905	7,125,798
Equity-settled share-based payment expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	2,000,739	1,846,356	3,587,785
Legal and consulting fees [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	2,851,390	3,239,809	3,104,624
Insurance expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	1,570,343	1,934,880	2,330,624
Depreciation & amortization expense [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	455,497	507,905	526,325
Compensation expense for non-executive directors [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	321,500	305,984	248,724
Other expenses [Member]
Schedule of General and Administrative Expenses [Line Items]
General and administrative expenses	€ 1,486,290	€ 1,247,273	€ 1,533,469